CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	2 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (710,608)	$ (145,103)	$ (1,363,055)	$ (3,878,392)	$ (4,558,874)	$ (8,904,564)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful accounts			64,811	0	0	74,393
Depreciation and amortization expense	5,765	4,506	399,240	19,164	31,361	20,918
Gain on extinguishment of debt	(23,000)	0	0	12,949	(24,783)	0
Gain on sale of marketable securities			(49,791)	0
Deferred income taxes			13,026	0
Stock-based compensation expense	60,187	45,286	1,132,210	2,098,808	2,157,857	2,061,728
Amortization of financing costs	25,965	9,511	91,960	169,343	255,396	89,162
Amortization of debt discount	19,406	15,170	288,583	76,890	136,751	670,697
Change in fair value of warrant and conversion feature liability			(480,568)	0	0	5,853,855
Changes in assets and liabilities:
Accounts receivable	1,128	(158,634)	(850,823)	414,619	72,916	(548,899)
Other receivables			(12,431)	0
Due from affiliates	(22,442)	(12,058)	80,298	18,006	4,049	5,504
Prepaid expenses and advances	11,342	12,392	2,741	8,476	19,084	(23,666)
Other assets	(2,952)	0	(102,690)	6,125	(27,700)	7,020
Accounts payable and accrued liabilities	626,314	50,376	606,968	84,707	455,738	764,208
Medical liabilities			831,836	114,919
Due to officers					0	(12,400)
Net cash provided by (used in) operating activities	(8,895)	(178,554)	652,315	(854,386)	(1,478,205)	57,956
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of $660,893 of cash and cash equivalents acquired			(3,076,233)	(229,500)	(250,000)	14,114
Property and equipment acquired	(12,228)	(3,199)	(37,210)	(10,660)	(22,931)	(45,799)
Proceeds from sale of marketable securities			438,884	0
Net cash used in investing activities	(12,228)	(3,199)	(2,674,559)	(240,160)	(272,931)	(31,685)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible note payable	0	100,000	2,000,000	0	220,000	880,000
Proceeds from stock option exercise					0	15,750
Payment of note payable					(530,000)	0
Proceeds from line of credit			1,000,000	2,292,978
Repayment of line of credit	(2,811,878)	0
Proceeds from issuance of common stock	2,000,000	0	0	731,753	730,000	0
Principal payments on notes payable			(813,582)	(459,765)
Contributions by non-controlling interest			586,111	0
Proceeds from notes and line of credit payable	7,000,000	0			2,811,878	594,765
Payment of medical clinic acquisition notes payable	(256,000)	0
Distributions to non-controlling interest shareholder	(200,000)	0	(600,000)	(240,000)	(240,000)	(400,000)
Debt issuance costs	(232,676)	0	(20,000)	(303,151)	(258,151)	(104,420)
Repurchase of common stock			(10,000)	0
Cash payments in connection with convertible note redemption	(98,252)	0	0	(514,141)	(707,911)	0
Net cash provided by financing activities	5,401,194	100,000	2,142,529	1,507,674	2,025,816	986,095
NET INCREASE IN CASH & CASH EQUIVALENTS	5,380,071	(81,753)	120,285	413,128	274,680	1,012,366
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD	1,451,407	1,176,727	6,831,478	1,094,974	1,176,727	164,361
CASH & CASH EQUIVALENTS, END OF PERIOD	6,831,478	1,094,974	6,951,763	1,508,102	1,451,407	1,176,727			1,508,102
SUPPLEMENTARY DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	84,720	18,062	514,222	518,509	247,465	160,792
Income taxes paid	3,824	9,404	18,588	43,893	19,513	9,763
Non-Cash Financing Activities:
Acquisition related holdback liability consideration			376,236	0
Convertible note warrant			487,620	13,316
Convertible note conversion feature			578,155	125,000	509,890	0
Acquisition related warrant consideration			132,000	101,817
Acquisition related consideration fair value of membership interests issued by consolidated subsidiary			274,148	0		113,096
Acquisition related deferred tax liabilities			172,946	0
Warrants issued in connection with convertible note issuance	0	6,724			50,936	387,349
Shares issuable and issued for note payable financing fees	0	45,000			45,000	198,935
NNA term loan discount	1,254,363	0
Notes payable issued in connection with medical clinic acquisitions					299,900	0
Settlement of stock issuable liability with issuance of shares					159,334	0
Shares issued in connection with convertible notes redemption	51,748	0			864,298	0
Fair value of warrant liabilities	2,354,624	0
NNA shares issuance discount	1,100,261	0
Warrants and derivative reclassified from liabilities to stockholders' deficit					0	6,626,881
Shares issued for services					0	159,334
SCHC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)							248,091	(5,436)	45,669	(319,977)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense							157,622	253,359	508,778	641,891
Provision for medical billing adjustments							169,437	275,508	175,353	125,795
Changes in assets and liabilities:
Accounts receivable							(242,553)	(449,340)	(221,309)	(206,595)
Due from affiliates							0	1,644	1,644	(69,358)
Prepaid expenses and advances							56,053	89,510	18,582	(42,147)
Other assets							667	(11,607)
Accounts payable and accrued liabilities							39,424	(70,474)	(83,340)	124,720
Deposits									0	2,393
Other liabilities							(10,961)	(9,870)	1,091	(83,790)
Total adjustments							169,022	78,730	400,799	492,909
Net cash provided by (used in) operating activities							417,113	73,294	446,468	172,932
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment acquired							(8,134)	(6,646)	(73,791)	(108,945)
Repayment of loan to affiliate									0	141,679
Net cash used in investing activities							(8,134)	(6,646)	(73,791)	32,734
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from line of credit							0	250,000	0	150,000
Distribution to shareholder							21,600	0	0	377,889
Contribution in capital							0	(150,000)	(150,000)	0
Principal payments on notes payable							(133,507)	(265,983)	(371,485)	(327,073)
Net cash provided by financing activities							(155,107)	(15,983)	(221,485)	(554,962)
NET INCREASE IN CASH & CASH EQUIVALENTS							253,872	50,665	151,192	(349,296)
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD							370,227	219,035	219,035	568,331
CASH & CASH EQUIVALENTS, END OF PERIOD				370,227			624,099	269,700	370,227	219,035
SUPPLEMENTARY DISCLOSURES OF CASH FLOW INFORMATION
Interest paid							32,198	42,879	82,234	104,229
Income taxes paid							800	800	800	800
Non-Cash Financing Activities:
Conversion of line of credit to note payable									$ 150,000	$ 0